Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Lincoln Variable Insurance Products Trust
Prospectus Date	rr_ProspectusDate	May 01, 2024
Document Creation Date	dei_DocumentCreationDate	May 01, 2024